Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Ordinary shares, authorized	3,500,000,000	3,500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, issued	19,574,078	18,794,278
Ordinary shares, outstanding	19,574,078	18,794,278
Class B Ordinary Shares
Ordinary shares, authorized	1,500,000,000	1,500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, issued	6,567,272	6,567,272
Ordinary shares, outstanding	6,567,272	6,567,272